Note D - Investments In Real Estate Loans (Detail) - Specific Reserve Allowance for Non-Performing Loans (USD $)	9 Months Ended			12 Months Ended
	Sep. 30, 2012		Sep. 30, 2011	Dec. 31, 2011		Dec. 31, 2010
Balance	$ 3,573,000	[1]		$ 26,247,000	[1]	$ 33,557,000
Specific Reserve Allocation				1,028,000		8,300,000
Reduction in Specific Reserve Allocation				(1,413,000)		(9,642,000)
Loan Pay Downs	(14,295,000)		(133,000)	(248,000)		(4,958,000)
Transfers to REO and Notes Receivables	(5,944,000)		(6,676,000)	(6,677,000)		(19,059,000)
Commercial Loans [Member] | Beginning of Period [Member]
Balance				27,486,000		45,362,000
Commercial Loans [Member] | End of Period [Member]
Balance				22,392,000		27,486,000
Commercial Loans [Member]
Specific Reserve Allocation				507,000		3,134,000
Reduction in Specific Reserve Allocation				(1,413,000)		(9,642,000)
Loan Pay Downs				(248,000)		(1,611,000)
Transfers to REO and Notes Receivables				(3,940,000)		(9,757,000)
Construction Loans [Member] | Beginning of Period [Member]
Balance				5,647,000		8,361,000
Construction Loans [Member] | End of Period [Member]
Balance				2,971,000		5,647,000
Construction Loans [Member]
Specific Reserve Allocation				61,000		4,742,000
Loan Pay Downs						(3,347,000)
Transfers to REO and Notes Receivables				(2,737,000)		(4,109,000)
Land Loans[Member] | Beginning of Period [Member]
Balance				424,000		5,193,000
Land Loans[Member] | End of Period [Member]
Balance				884,000		424,000
Land Loans[Member]
Specific Reserve Allocation				460,000		424,000
Transfers to REO and Notes Receivables						(5,193,000)
Beginning of Period [Member]
Balance	26,247,000		33,557,000	33,557,000		58,916,000
End of Period [Member]
Balance	$ 3,573,000		$ 26,290,000	$ 26,247,000		$ 33,557,000

[1]	Please refer to Specific Reserve Allowance below.